Loans Receivable (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Loans receivable:
Total loans receivable	$ 20,600,266	¥ 133,444,399	¥ 44,180,000
Allowance for loan losses	(206,012)	(1,334,502)	(1,166,800)
Loans receivable, net	20,394,254	132,109,897	43,013,200
Within Credit Term Loans
Loans receivable:
Total loans receivable	$ 20,600,266	¥ 133,444,399	¥ 44,180,000